Shareholder Report, Average Annual Return (Details)		12 Months Ended	29 Months Ended	32 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000111397 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Average Annual Return, Percent		5.30%			3.98%		6.68%
C000138651 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Multi Income Allocation Portfolio - Class I
Average Annual Return, Percent		7.71%			6.11%		5.91%
C000160832 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Dorsey Wright Tactical Core Portfolio - Class I
Average Annual Return, Percent		9.69%			5.34%		6.63%
C000218786 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Capital Strength® Portfolio - Class I
Average Annual Return, Percent		5.70%			7.07%	10.35%
C000218789 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust International Developed Capital Strength® Portfolio - Class I
Average Annual Return, Percent		19.53%			6.45%	11.57%
C000241974 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Growth StrengthTM Portfolio - Class I
Average Annual Return, Percent		11.75%		20.62%
C000241976 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Capital Strength® Hedged Equity Portfolio - Class I
Average Annual Return, Percent		(2.26%)	(0.71%)
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		17.15%			13.15%		14.29%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%			(0.36%)		2.01%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		17.88%	21.05%	23.14%	14.42%	18.63%	14.82%
MSCI World ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
Average Annual Return, Percent		31.85%			9.46%	13.88%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[1]	12.52%			6.51%		8.87%
Dow Jones U S Total Stock Market IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market IndexSM
Average Annual Return, Percent		17.05%			13.07%		14.21%
Dow Jones Equal Weight U S Issued Corporate Bond IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM
Average Annual Return, Percent		7.25%			(0.46%)		3.20%
Secondary Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Secondary Blended Benchmark
Average Annual Return, Percent	[2]	12.21%			6.27%		8.80%
Bloomberg U S Corporate Investment Grade Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate Investment-Grade Index
Average Annual Return, Percent		7.77%			(0.09%)		3.27%
Broad Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Broad Blended Benchmark
Average Annual Return, Percent	[3]	11.32%			5.04%		7.03%
Asset Class Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Asset Class Blended Benchmark
Average Annual Return, Percent	[4]	7.71%			8.42%		6.81%
Broad Blended Benchmark C000160832 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Broad Blended Benchmark
Average Annual Return, Percent	[5]	13.70%			8.47%		9.78%

[1]	The Blended Benchmark returns are a 50/50 split between the Russell 3000® Index and the Bloomberg U.S. Corporate Investment-Grade Index returns.
[2]	The Secondary Blended Benchmark return is a 50/50 split between the Dow Jones U.S. Total Stock Market IndexSM and the Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM returns.
[3]	The Broad Blended Benchmark returns are split between the Bloomberg U.S. Aggregate Bond Index (60%) and the Russell 3000® Index (40%).
[4]	The Asset Class Blended Benchmark is weighted to include nine indexes: Dow Jones U.S. Select Dividend TM Index (15%), ICE BofA Fixed Rate Preferred Securities Index (8%), Alerian MLP Index (15%), S&P U.S. REIT Index (15%), ICE BofA U.S. High Yield Constrained Index (8%), Morningstar® LSTA® U.S. Leveraged Loan Index (15%), Bloomberg U.S. Corporate Investment-Grade Index (8%), ICE BofA U.S. MBS Index (8%), and ICE BofA U.S. Inflation-Linked Treasury Index (8%).
[5]	The Broad Blended Benchmark return is split between the Bloomberg U.S. Aggregate Bond Index (40%) and the S&P 500® Index (60%).